Business Segments and Related Information	12 Months Ended
Dec. 31, 2018
Business Segments and Related Information [Abstract]
Disclosure of entity's operating segments [text block]

Business Segments and Related Information

The Group’s segmental information has been prepared in accordance with the “management approach”, which requires presentation of the segments on the basis of the internal management reports of the entity which are regularly reviewed by the chief operating decision maker, which is the Deutsche Bank Management Board, in order to allocate resources to a segment and to assess its financial performance.

Business Segments

The Group’s segment reporting follows the organizational structure as reflected in its internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to the business segments. Generally, restatements due to changes in the organizational structure were implemented in the presentation of prior period comparables if they were considered in the Group’s management reporting systems.

Our business operations are organized under the divisional structure comprising the following corporate divisions:

  Corporate & Investment Bank (“CIB”),
  Private & Commercial Bank (“PCB”),
  Asset Management (“AM”).

The key changes compared to Deutsche Bank’s previously reported segmental information are outlined below.

In the first quarter of 2018, the definition of CIB’s “Sales & Trading (FIC)” revenue category has been updated to improve alignment with peer reporting and enable more relevant comparisons. As a result, the category “Financing” ceased to exist and the majority of revenues previously reported under that category, for the year 2017 more than 95%, has been moved into the “Sales & Trading (FIC)” category and the remainder into “Other”. In the current quarter revenues related to Listed Derivatives & Clearing have been transferred from Sales & Trading (FIC) to Sales & Trading (Equities) to better align to the priorities of the business. The presentation of comparison periods has been adjusted accordingly.

In May 2018, Deutsche Bank successfully merged Deutsche Bank Privat- und Geschäftskunden AG and Postbank into DB Privat- und Firmenkundenbank AG. After the agreement to sell our retail business in Portugal and agreement for the partial sale of the Polish retail business in the first quarter of 2018, revenues from these Private and Commercial Clients International (PCCI) businesses, as well as Hua Xia Bank and the PCS disposed business are reported in a separate category to better reflect our exited businesses. As a result, since the second quarter of 2018, PCB’s revenues are now reported as follows:

  Private and Commercial Business (Germany),
  Private and Commercial Business (International), which covers operations in Belgium, India, Italy and Spain,
  Wealth Management (Global), and
  Exited businesses, which covers operations in Poland and Portugal as well as Private Client Services (PCS) and Hua Xia Bank in historical periods.

The presentation of comparison periods has been adjusted accordingly.

In March 2017, Deutsche Bank announced its intention to pursue an initial public offering (IPO) of Deutsche Asset Man-agement, which was completed in March 2018. Since March 23, 2018, shares of the holding company DWS Group GmbH & Co. KGaA are listed on the Frankfurt stock exchange. The corporate division “Deutsche Asset Management” was renamed “Asset Management” during the first quarter 2018. Deutsche Bank remains DWS’s majority shareholder post IPO.

From 2018 onwards Group Infrastructure expenses are allocated to the corporate divisions based on Plan. Any delta between Plan and Actual allocations is captured centrally within “Corporate & Other”. Infrastructure expenses relating to shareholder activities as defined in the OECD Transfer Pricing Guidelines, i.e. costs for specific group functions, are no longer allocated to segments, but instead held centrally and reported under “Corporate & Other (C&O)”, formerly “Consolidation & Adjustments (C&A)”. These infrastructure expenses amounted to € 422 million in 2018 and € 371 million in 2017. All categories previously reported under C&A, including valuation and timing differences as well as treasury-related and corporate items not allocated to the divisions, remain in C&O. The presentation of comparison periods has been adjusted accordingly.

From 2017 onwards, Non-Core Operations Unit (NCOU) ceased to exist as a standalone division. The remaining legacy assets as of December 31, 2016 are now managed by the corresponding operating segments, predominately in Corporate & Investment Bank and Private & Commercial Bank.

Measurement of Segment Profit or Loss

Segment reporting requires a presentation of the segment results based on management reporting methods, including a reconciliation between the results of the business segments and the consolidated financial statements, which is presented in the “Management Report: Operating and Financial Review: Deutsche Bank Group: Corporate Divisions: Corporate and Other”. The information provided about each segment is based on internal management reporting about segment profit or loss, assets and other information which is regularly reviewed by the chief operating decision maker. Segment assets are presented in the Group’s internal management reporting based on a consolidated view, i.e., the amounts do not include intersegment balances.

Non-IFRS compliant accounting methods are rarely used in the Group’s management reporting and represent either valuation or classification differences. The largest valuation differences relate to measurement at fair value in management reporting versus measurement at amortized cost under IFRS and to the recognition of trading results from own shares in revenues in management reporting (mainly in CIB) and in equity under IFRS. The major classification difference relates to noncontrolling interest, which represents the net share of minority shareholders in revenues, provision for credit losses, noninterest expenses and income tax expenses. Noncontrolling interest is reported as a component of pre-tax income for the businesses in management reporting (with a reversal in C&O) and a component of net income appropriation under IFRS.

Since the Group’s business activities are diverse in nature and its operations are integrated, certain estimates and judgments have been made to apportion revenue and expense items among the business segments.

The management reporting systems allocate the Group’s external net interest income according to the value of funding consumed or provided by each business segment’s activities, with transfer pricing referencing the Group’s access to financing in the wholesale markets. Furthermore, to retain comparability with those competitors that have legally independent units with their own equity funding, the Group allocates a net notional interest benefit on its consolidated capital, in line with each segment’s proportion of average shareholders’ equity.

Management uses certain measures for equity and related ratios as part of its internal reporting system because it believes that these measures provide it with a useful indication of the financial performance of the business segments. The Group discloses such measures to provide investors and analysts with further insight into how management operates the Group’s businesses and to enable them to better understand the Group’s results. These measures include:

Allocation of Average Shareholders’ Equity - Since 2017, Shareholders’ equity is fully allocated to the Group’s segments based on the regulatory capital demand of each segment and is no longer capped at the amount of shareholders’ equity required to meet the externally communicated targets for the Group’s Common Equity Tier 1 ratio and the Group’s Leverage ratio. Regulatory capital demand reflects the combined contribution of each segment to the Groups’ Common Equity Tier 1 ratio, the Groups’ Leverage ratio and the Group’s Capital Loss under Stress. Contributions in each of the three dimensions are weighted to reflect their relative importance and level of constraint for the Group. Contributions to the Common Equity Tier 1 ratio and the Leverage ratio are measured though Risk-Weighted Assets (RWA) and Leverage Ratio Exposure (LRE) assuming full implementation of CRR/CRD 4 rules. The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill and other intangibles continue to be directly attributed to the Group’s segments in order to allow the determination of allocated tangible shareholders’ equity and the respective returns. Shareholders’ equity and tangible shareholders’ equity is allocated on a monthly basis and averaged across quarters and for the full year. All reported periods in 2016 and 2017 have been restated.

Segment average shareholders' equity in December 2016 represents the spot values for the period end. The difference between the spot values of the segments and the average Group amount is captured in C&O.

For purposes of the 2017 average shareholders’ equity allocation the Non-Core Operations Unit (NCOU) balances from year-end 2016 have been allocated to Corporate & Other (C&O) as Non-Core Operations Unit (NCOU) has ceased to exist as a separate corporate division from 2017 onwards.

Net interest income as a component of net revenue, income (loss) before income taxes and related ratios is presented on a fully taxable-equivalent basis for U.S. tax-exempt securities for the Corporate & Investment Bank. This enables management to measure performance of taxable and tax-exempt securities on a comparable basis. This presentation resulted in an increase in Corporate & Investment Bank net interest income of € 42.4 million for full year 2018 (€ 113.6 million for full year 2017, € 126.4 million for full year 2016). This increase is offset in Group consolidated figures through a reversal in C&O. The tax rate used in determining the fully taxable-equivalent net interest income in respect of the majority of the US tax-exempt securities is 21 % for 2018 and 35 % for 2017 and 2016.

Segmental Results of Operations

The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.

	2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Non-Core Operations Unit	Corporate & Other	Total Consolidated
Net revenues[1]	13,046	10,158	2,186	–	(73)	25,316
Provision for credit losses	120	406	(1)	–	0	525
Noninterest expenses
Compensation and benefits	3,970	4,001	787	–	3,055	11,814
General and administrative expenses	8,115	4,867	929	–	(2,624)	11,286
Policyholder benefits and claims	0	0	0	–	0	0
Impairment of goodwill and other intangible assets	0	0	0	–	0	0
Restructuring activities	287	55	19	–	0	360
Total noninterest expenses	12,372	8,923	1,735	–	431	23,461
Noncontrolling interests	24	(0)	85	–	(109)	0
Income (loss) before income taxes	530	829	367	–	(396)	1,330
Cost/income ratio	95%	88%	79%	–	N/M	93%
Assets[2]	988,531	343,704	10,030	–	5,872	1,348,137
Additions to non-current assets	514	516	43	–	575	1,647
Risk-weighted assets[3]	236,306	87,709	10,365	–	16,053	350,432
CRD 4 leverage exposure measure (spot value at reporting date)	892,653	354,584	5,044	–	20,644	1,272,926
Average shareholders' equity	43,427	14,514	4,669	–	0	62,610
Post-tax return on average tangible shareholders’ equity[4]	1%`	5%	18%	–	N/M	1%
Post-tax return on average shareholders’ equity[4]	1%	4%	6%	–	N/M	0%

[1] includes:
Net interest income	3,574	6,077	(52)	–	3,592	13,192
Net income (loss) from equity method investments	170	2	41	–	6	219
[2] includes:
Equity method investments	556	78	240	–	5	879

N/M – Not meaningful

[3] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 74 %for the year ended December 31, 2018. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2018.

	2017
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Non-Core Operations Unit	Corporate & Other	Total Consolidated
Net revenues[1]	14,227	10,178	2,532	–	(489)	26,447
Provision for credit losses	213	313	(1)	–	(0)	525
Noninterest expenses
Compensation and benefits	4,364	4,027	812	–	3,050	12,253
General and administrative expenses	8,441	5,012	978	–	(2,458)	11,973
Policyholder benefits and claims	0	0	0	–	0	0
Impairment of goodwill and other intangible assets	6	12	3	–	0	21
Restructuring activities	81	360	6	–	0	447
Total noninterest expenses	12,892	9,411	1,799	–	593	24,695
Noncontrolling interests	26	(12)	1	–	(16)	0
Income (loss) before income taxes	1,096	465	732	–	(1,066)	1,228
Cost/income ratio	91%	93%	71%	–	N/M	93%
Assets[2]	1,127,028	333,069	8,050	–	6,586	1,474,732
Additions to non-current assets	125	551	60	–	1,067	1,803
Risk-weighted assets[3]	231,574	87,472	8,432	–	16,734	344,212
CRD 4 leverage exposure measure (spot value at reporting date)	1,029,946	344,087	2,870	–	17,983	1,394,886
Average shareholders' equity	44,197	14,943	4,687	–	99	63,926
Post-tax return on average tangible shareholders’ equity[4]	2%	2%	56%	–	N/M	(1) %
Post-tax return on average shareholders’ equity[4]	2%	2%	10%	–	N/M	(1) %

[1] includes:
Net interest income	4,104	5,875	(19)	–	2,418	12,378
Net income (loss) from equity method investments	81	3	44	–	9	137
[2] includes:
Equity method investments	553	91	211	–	10	866

N/M – Not meaningful

[3]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 160 % for the year ended December 31, 2017. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33 % for the year ended December 31, 2017.

	2016
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Non-Core Operations Unit	Corporate & Other	Total Consolidated
Net revenues[1]	16,764	11,090	3,015	(382)	(473)	30,014
Provision for credit losses	816	439	1	128	(0)	1,383
Noninterest expenses
Compensation and benefits	4,062	4,075	737	68	2,931	11,874
General and administrative expenses	9,280	4,888	1,026	2,659	(2,398)	15,454
Policyholder benefits and claims	0	0	374	0	0	374
Impairment of goodwill and other intangible assets	285	0	1,021	(49)	(0)	1,256
Restructuring activities	299	142	47	4	(7)	484
Total noninterest expenses	13,926	9,104	3,205	2,682	525	29,442
Noncontrolling interests	49	0	0	(4)	(46)	0
Income (loss) before income taxes	1,973	1,547	(190)	(3,187)	(952)	(810)
Cost/income ratio	83%	82%	106%	N/M	N/M	98%
Assets[2]	1,201,894	329,869	12,300	5,523	40,959	1,590,546
Additions to non-current assets	22	480	1	0	1,517	2,019
Risk-weighted assets[3]	237,596	86,082	8,960	9,174	15,706	357,518
CRD 4 leverage exposure measure (spot value at reporting date)	954,203	342,424	3,126	7,882	40,018	1,347,653
Average shareholders' equity	40,312	14,371	4,460	690	2,249	62,082
Post-tax return on average tangible shareholders’ equity[4]	3%	8%	71%	N/M	N/M	(3) %
Post-tax return on average shareholders’ equity[4]	3%	7%	(3) %	N/M	N/M	(2) %

[1] includes:
Net interest income	6,314	6,201	326	142	1,724	14,707
Net income (loss) from equity method investments	138	5	44	269	(1)	455
[2] includes:
Equity method investments	698	23	203	98	4	1,027

N/M – Not meaningful

[3]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[4] The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (67) % for the year ended December 31, 2016. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35 % for the year ended December 31, 2016.

Corporate & Investment Bank

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues
Global Transaction Banking	3,834	3,917	4,419	(83)	(2)	(502)	(11)
Equity Origination	362	396	405	(34)	(9)	(9)	(2)
Debt Origination	1,081	1,327	1,393	(247)	(19)	(66)	(5)
Advisory	493	508	495	(16)	(3)	13	3
Origination and Advisory	1,935	2,232	2,292	(296)	(13)	(60)	(3)
Sales & Trading (Equity)	1,957	2,233	2,751	(276)	(12)	(518)	(19)
Sales & Trading (FIC)	5,361	6,447	7,066	(1,087)	(17)	(619)	(9)
Sales & Trading	7,317	8,680	9,817	(1,363)	(16)	(1,137)	(12)
Other	(40)	(601)	235	561	(93)	(836)	N/M
Total net revenues	13,046	14,227	16,764	(1,181)	(8)	(2,537)	(15)
Provision for credit losses	120	213	816	(94)	(44)	(603)	(74)
Noninterest expenses
Compensation and benefits	3,970	4,364	4,062	(393)	(9)	302	7
General and administrative expenses	8,115	8,441	9,280	(326)	(4)	(839)	(9)
Impairment of goodwill and other intangible assets	0	6	285	(6)	N/M	(279)	(98)
Restructuring activities	287	81	299	205	N/M	(218)	(73)
Total noninterest expenses	12,372	12,892	13,926	(520)	(4)	(1,034)	(7)
Noncontrolling interests	24	26	49	(2)	(7)	(23)	(46)
Income (loss) before income taxes	530	1,096	1,973	(566)	(52)	(877)	(44)
Cost/income ratio	95%	91%	83%	N/M	4 ppt	N/M	8 ppt
Assets¹	988,531	1,127,028	1,201,894	(138,497)	(12)	(74,866)	(6)
Risk-weighted assets²	236,306	231,574	237,596	4,733	2	(6,022)	(3)
Average shareholders' equity³	43,427	44,197	40,312	(770)	(2)	3,885	10
Post-tax return on average tangible shareholders’ equity	1%	2%	3%	N/M	(1) ppt	N/M	(2) ppt
Post-tax return on average shareholders' equity	1%	2%	3%	N/M	(1) ppt	N/M	(2) ppt

N/M – Not meaningful

[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3]See “Measurement of Segment Profit or Loss” above for a description of how average shareholders' equity is allocated to the divisions.

Private & Commercial Bank

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues:
Private and Commercial Business (Germany)	6,802	6,583	6,873	220	3	(290)	(4)
Private and Commercial Business (International)[1]	1,439	1,455	1,466	(16)	(1)	(11)	(1)
Wealth Management (Global)	1,746	2,021	1,720	(274)	(14)	301	18
Exited businesses[2]	170	119	1,031	51	42	(912)	(88)
Total net revenues	10,158	10,178	11,090	(20)	(0)	(912)	(8)
Of which:
Net interest income	6,077	5,875	6,201	202	3	(326)	(5)
Commissions and fee income	3,143	3,367	3,395	(224)	(7)	(28)	(1)
Remaining income	937	935	1,494	2	0	(558)	(37)
Provision for credit losses	406	313	439	93	30	(126)	(29)
Noninterest expenses:
Compensation and benefits	4,001	4,027	4,075	(26)	(1)	(47)	(1)
General and administrative expenses	4,867	5,012	4,888	(145)	(3)	124	3
Impairment of goodwill and other intangible assets	0	12	0	(12)	N/M	12	N/M
Restructuring activities	55	360	142	(305)	(85)	218	154
Total noninterest expenses	8,923	9,411	9,104	(488)	(5)	307	3
Noncontrolling interests	(0)	(12)	0	12	(100)	(12)	N/M
Income (loss) before income taxes	829	465	1,547	363	78	(1,081)	(70)
Cost/income ratio	88%	92%	82%	N/M	(5) ppt	N/M	10 ppt
Assets[3]	343,704	333,069	329,869	10,635	3	3,200	1
Risk-weighted assets[4]	87,709	87,472	86,082	237	0	1,390	2
Average shareholders' equity[5]	14,514	14,943	14,371	(429)	(3)	572	4
Post-tax return on average tangible shareholders’ equity	5%	2%	8%	N/M	2 ppt	N/M	(6) ppt
Post-tax return on average shareholders' equity	4%	2%	7%	N/M	2 ppt	N/M	(5) ppt

N/M – Not meaningful

[1]Covers operations in Belgium, India, Italy and Spain.

[2]Covers operations in Poland and Portugal as well as Private Client Services (PCS) and Hua Xia in historical periods.

[3] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[4] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[5]See “Measurement of Segment Profit or Loss” above for a description of how average shareholders' equity is allocated to the divisions.

Asset Management

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues
Management Fees	2,115	2,247	2,190	(132)	(6)	57	3
Performance and transaction fees	91	199	220	(109)	(55)	(21)	(9)
Other revenues	(20)	86	209	(106)	N/M	(123)	(59)
Mark-to-market movements on policyholder positions in Abbey Life	0	0	396	0	N/M	(396)	N/M
Total net revenues	2,186	2,532	3,015	(346)	(14)	(483)	(16)
Provision for credit losses	(1)	(1)	1	(0)	67	(1)	N/M
Noninterest expenses
Compensation and benefits	787	812	737	(25)	(3)	75	10
General and administrative expenses	929	978	1,026	(49)	(5)	(48)	(5)
Policyholder benefits and claims	0	0	374	(0)	N/M	(374)	(100)
Impairment of goodwill and other intangible assets	0	3	1,021	(3)	N/M	(1,018)	(100)
Restructuring activities	19	6	47	13	N/M	(41)	(88)
Total noninterest expenses	1,735	1,799	3,205	(64)	(4)	(1,405)	(44)
Noncontrolling interests	85	1	0	83	N/M	1	N/M
Income (loss) before income taxes	367	732	(190)	(364)	(50)	922	N/M
Cost/income ratio	79%	71%	106%	N/M	8 ppt	N/M	(35) ppt
Assets¹	10,030	8,050	12,300	1,980	25	(4,250)	(35)
Risk-weighted assets²	10,365	8,432	8,960	1,932	23	(528)	(6)
Average shareholders' equity³	4,669	4,687	4,460	(19)	(0)	227	5
Post-tax return on average tangible shareholders’ equity	18%	56%	71%	N/M	(38) ppt	N/M	(15) ppt
Post-tax return on average shareholders' equity	6%	10%	(3) %	N/M	(5) ppt	N/M	13 ppt

N/M – Not meaningful

[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2] Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3] See “Measurement of Segment Profit or Loss” above for a description of how average shareholders' equity is allocated to the divisions.

Non-Core Operations Unit

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues	–	–	(382)	0	N/M	382	N/M
thereof:
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	–	–	(1,307)	0	N/M	1,307	N/M
Provision for credit losses	–	–	128	0	N/M	(128)	N/M
Noninterest expenses
Compensation and benefits	–	–	68	0	N/M	(68)	N/M
General and administrative expenses	–	–	2,659	0	N/M	(2,659)	N/M
Policyholder benefits and claims	–	–	0	0	N/M	0	N/M
Impairment of goodwill and other intangible assets	–	–	(49)	0	N/M	49	N/M
Restructuring activities	–	–	4	0	N/M	(4)	N/M
Total noninterest expenses	–	–	2,682	0	N/M	(2,682)	N/M
Noncontrolling interests	–	–	(4)	0	N/M	4	N/M
Income (loss) before income taxes	–	–	(3,187)	0	N/M	3,187	N/M
Assets¹	–	–	5,523	0	N/M	(5,523)	N/M
Risk-weighted assets²	–	–	9,174	0	N/M	(9,174)	N/M
Average shareholders' equity³	–	–	690	0	N/M	(690)	N/M

N/M – Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

[2]Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.

[3] See “Measurement of Segment Profit or Loss” above for a description of how average shareholders' equity is allocated to the divisions.

Corporate & Other (C&O)

				2018 increase (decrease) from 2017		2017 increase (decrease) from 2016
in € m. (unless stated otherwise)	2018	2017	2016	in € m.	in %	in € m.	in %
Net revenues	(73)	(489)	(473)	416	(85)	(17)	4
Provision for credit losses	0	(0)	(0)	1	N/M	0	(19)
Noninterest expenses
Compensation and benefits	3,055	3,050	2,931	5	0	119	4
General and administrative expenses	(2,624)	(2,458)	(2,398)	(166)	7	(59)	2
Policyholder benefits and claims	0	0	0	0	N/M	0	N/M
Impairment of goodwill and other intangible assets	0	0	(0)	0	N/M	0	N/M
Restructuring activities	0	0	(7)	(0)	(85)	7	N/M
Total noninterest expenses	431	593	525	(161)	(27)	67	13
Noncontrolling interests	(109)	(16)	(46)	(93)	N/M	30	(65)
Income (loss) before income taxes	(396)	(1,066)	(952)	670	(63)	(114)	12
Assets[1]	5,872	6,586	40,959	(714)	(11)	(34,373)	(84)
Risk-weighted assets[2]	16,053	16,734	15,706	(681)	(4)	1,028	7
Average shareholders' equity	0	99	2,249	(99)	N/M	(2,150)	(96)

N/M – Not meaningful

[1] Assets in C&O reflect residual Treasury assets not allocated to the business segments as well as Corporate assets, such as deferred tax assets and central clearing accounts, outside the management responsibility of the business segments.

[2] Risk weighted assets are based upon CRR/CRD 4 fully-loaded. Risk-weighted assets in C&O reflect Treasury and Corporate assets outside the management responsibility of the business segments, primarily the Group’s deferred tax assets.

Entity-Wide Disclosures

The Group’s Entity-Wide Disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the Bank's management approach. For detail on our Net Revenue Components please see “Management Report: Operating and Financial Review: Results of Operations: Corporate Divisions”.

The following table presents total net revenues (before provisions for credit losses) by geographic area for the years ended December 31, 2018, 2017 and 2016, respectively. The information presented for CIB, PCB, AM and NCOU has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for C&O is presented on a global level only, as management responsibility for C&O is held centrally.

in € m.	2018	2017	2016
Germany:
Corporate & Investment Bank	1,400	1,503	1,924
Private & Commercial Bank	7,342	7,225	7,571
Asset Management	985	1,009	888
Non-Core Operations Unit	0	0	221
Total Germany¹	9,727	9,737	10,604
UK:
Corporate & Investment Bank	3,338	3,818	4,298
Private & Commercial Bank	26	34	83
Asset Management	294	434	836
Non-Core Operations Unit	0	0	(322)
Total UK	3,659	4,286	4,895
Rest of Europe, Middle East and Africa:
Corporate & Investment Bank	1,124	1,268	1,545
Private & Commercial Bank	1,901	2,037	2,360
Asset Management	379	465	497
Non-Core Operations Unit	0	0	23
Total Rest of Europe, Middle East and Africa	3,404	3,770	4,425
Americas (primarily United States):
Corporate & Investment Bank	4,671	4,999	5,929
Private & Commercial Bank	362	390	625
Asset Management	413	491	578
Non-Core Operations Unit	0	0	(305)
Total Americas	5,445	5,881	6,827
Asia/Pacific:
Corporate & Investment Bank	2,513	2,639	3,069
Private & Commercial Bank	526	491	451
Asset Management	114	133	216
Non-Core Operations Unit	0	0	1
Total Asia/Pacific	3,154	3,263	3,736
Corporate and Other	(73)	(489)	(473)
Consolidated net revenues²	25,316	26,447	30,014

[1] All Postbank operations are disclosed as German operations subject to further systems integration

[2]Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.